FINANCIAL STATEMENTS SCHEDULE I - NOTES TO SCHEDULE I (Details)	Dec. 31, 2017 $ / ¥
FINANCIAL STATEMENTS SCHEDULE I
Convenience translation rate	0.1536
ZTO EXPRESS (CAYMAN) INC.
FINANCIAL STATEMENTS SCHEDULE I
Convenience translation rate	0.1536